Organization and Summary of Significant Accounting Policies - Common Stock and Common Stock Equivalents (Details) - shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common Stock Shares Outstanding (in shares)	31,220,326	31,220,326	31,220,326
Common Stock Equivalents Outstanding
Warrants (in shares)		11,392,386	8,622,486
Stock options (in shares)		1,055,000	1,430,000
Unconverted Class B Shares (in shares)		137,932	137,932
Total Common Stock Equivalents Outstanding (in shares)		12,585,318	10,190,418